SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Management, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------



Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           ----------------------------------------------------
Title:     President
           ----------------------------------------------------
Phone:     (212) 832-5800
           ----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Steven M. Friedman            New York, New York         May 9, 2012
----------------------------   ------------------------  --------------------
       [Signature]                  [City, State]             [Date]

The 13F reports relating to the securities holdings of Eos Management and its affiliated funds prior to January 1, 2012 can be found under the name "Eos Partners, L.P.", 13F File Number 28-04019.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                  74
                                               -------------

Form 13F Information Table Value Total:          160,350
                                               -------------
                                                 (thousands)


List of Other Included Managers:  NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABS                   COM            002824100      613    10,000 SH       SOLE                   10,000      0    0
ADDUS HOMECARE CORP           COM            006739106   19,914 4,023,000 SH       SOLE                4,023,000      0    0
AMC NETWORKS INC              CL A           00164V103    1,004    22,500 SH       SOLE                   22,500      0    0
AMERICAN INTL GROUP INC       COM NEW        026874784    1,233    40,000 SH       SOLE                   40,000      0    0
AMERICAN REPROGRAPHICS CO     COM            029263100      411    76,225 SH       SOLE                   76,225      0    0
APOGEE ENTERPRISES INC        COM            037598109      194    15,000 SH       SOLE                   15,000      0    0
ARBITRON INC                  COM            03875Q108    1,249    33,765 SH       SOLE                   33,765      0    0
BERKSHIRE HATHAWAY INC DEL    CL B NEW       084670702    2,698    33,250 SH       SOLE                   33,250      0    0
CABLEVISION SYS CORP          CL A NY CABLVS 12686C109      599    40,787 SH       SOLE                   40,787      0    0
CAMPBELL SOUP CO              COM            134429109      632    18,668 SH       SOLE                   18,668      0    0
CARDINAL HEALTH INC           COM            14149Y108      862    20,000 SH       SOLE                   20,000      0    0
CHARTER COMMUNICATIONS INC    CL A NEW       16117M305    2,660    41,922 SH       SOLE                   41,922      0    0
CHEVRON CORP NEW              COM            166764100      594     5,537 SH       SOLE                    5,537      0    0
CINTAS CORP                   COM            172908105    1,369    35,000 SH       SOLE                   35,000      0    0
CISCO SYS INC                 COM            17275R102      212    10,000 SH       SOLE                   10,000      0    0
CITIGROUP INC                 COM NEW        172967424    1,747    47,800 SH       SOLE                   47,800      0    0
COMCAST CORP NEW              CL A SPL       20030N200    1,196    40,530 SH       SOLE                   40,530      0    0
CONAGRA FOODS INC             COM            205887102      596    22,713 SH       SOLE                   22,713      0    0
CONOCOPHILLIPS                COM            20825C104      482     8,318 SH       SOLE                    8,318      0    0
D R HORTON INC                COM            23331A109      759    50,000 SH       SOLE                   50,000      0    0
DU PONT E I DE NEMOURS & CO   COM            263534109      679    12,834 SH       SOLE                   12,834      0    0
EMCOR GROUP INC               COM            29084Q100      970    35,000 SH       SOLE                   35,000      0    0
EMERSON ELEC CO               COM            291011104      659    12,624 SH       SOLE                   12,624      0    0
EXPRESS SCRIPTS INC           COM            302182100    1,391    30,000 SH       SOLE                   30,000      0    0
EXXON MOBIL CORP              COM            30231G102    1,935    22,309 SH       SOLE                   22,309      0    0
FRANKLIN RES INC              COM            354613101    2,109    17,000 SH       SOLE                   17,000      0    0
GANNETT INC                   COM            364730101      996    65,000 SH       SOLE                   65,000      0    0
GENERAL ELECTRIC CO           COM            369604103    1,656    82,493 SH       SOLE                   82,493      0    0
GENUINE PARTS CO              COM            372460105      612     9,760 SH       SOLE                    9,760      0    0
GLOBE SPECIALTY METALS INC    COM            37954N206      372    25,000 SH       SOLE                   25,000      0    0
GOOGLE INC                    CL A           38259P508      802     1,250 SH       SOLE                    1,250      0    0
GRACE W R & CO DEL NEW        COM            38388F108    1,457    25,200 SH       SOLE                   25,200      0    0
HAYNES INTERNATIONAL INC      COM NEW        420877201    1,471    23,222 SH       SOLE                   23,222      0    0
HCA HOLDINGS INC              COM            40412C101    1,484    60,000 SH       SOLE                   60,000      0    0
HOME DEPOT INC                COM            437076102      701    13,928 SH       SOLE                   13,928      0    0
J & J SNACK FOODS CORP        COM            466032109      425     8,109 SH       SOLE                    8,109      0    0
JACOBS ENGR GROUP INC DEL     COM            469814107    1,331    30,000 SH       SOLE                   30,000      0    0
JOHNSON & JOHNSON             COM            478160104    1,632    24,736 SH       SOLE                   24,736      0    0
JPMORGAN CHASE & CO           COM            46625H100    2,805    61,000 SH       SOLE                   61,000      0    0
KOHLS CORP                    COM            500255104      645    12,887 SH       SOLE                   12,887      0    0
LAZARD LTD                    SHS A          G54050102      286    10,000 SH       SOLE                   10,000      0    0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT 55608B105    1,979    60,000 SH       SOLE                   60,000      0    0
MAIDEN HOLDINGS LTD           SHS            G5753U112      945   105,000 SH       SOLE                  105,000      0    0
MBIA INC                      COM            55262C100      588    60,000 SH       SOLE                   60,000      0    0
MCKESSON CORP                 COM            58155Q103      439     5,000 SH       SOLE                    5,000      0    0
MERCK & CO INC NEW            COM            58933Y105      597    15,554 SH       SOLE                   15,554      0    0
METALS USA HLDGS CORP         COM            59132A104    1,455   101,002 SH       SOLE                  101,002      0    0
MICROSOFT CORP                COM            594918104      697    21,620 SH       SOLE                   21,620      0    0
MORGAN STANLEY                COM NEW        617446448      687    35,000 SH       SOLE                   35,000      0    0
MUELLER WTR PROD INC          COM SER A      624758108      167    50,000 SH       SOLE                   50,000      0    0
NEW YORK TIMES CO             CL A           650111107      340    50,000 SH       SOLE                   50,000      0    0
NUCOR CORP                    COM            670346105    1,074    25,000 SH       SOLE                   25,000      0    0
OMNICOM GROUP INC             COM            681919106      507    10,000 SH       SOLE                   10,000      0    0
PARTNERRE LTD                 COM            G6852T105      475     7,000 SH       SOLE                    7,000      0    0
PFIZER INC                    COM            717081103    1,019    45,000 SH       SOLE                   45,000      0    0
PLATINUM UNDERWRITERS HLDGS L COM            G7127P100      730    20,000 SH       SOLE                   20,000      0    0
QUANEX BUILDING PRODUCTS COR  COM            747619104      176    10,000 SH       SOLE                   10,000      0    0
RELIANCE STEEL & ALUMINUM CO  COM            759509102      802    14,200 SH       SOLE                   14,200      0    0
RESOURCES CONNECTION INC      COM            76122Q105      703    50,000 SH       SOLE                   50,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ROADRUNNER TRNSN SVCS HLDG    COM            76973Q105   58,181 3,353,361 SH       SOLE                3,353,361      0    0
RTI INTL METALS INC           COM            74973W107    1,038    45,000 SH       SOLE                   45,000      0    0
SEALED AIR CORP NEW           COM            81211K100    1,139    58,970 SH       SOLE                   58,970      0    0
SIX FLAGS ENTMT CORP NEW      COM            83001A102    2,572    55,000 SH       SOLE                   55,000      0    0
SPDR S&P 500 ETF TR           TR UNIT        78462F103   12,666    89,950 SH       SOLE                   89,950      0    0
SUNTRUST BKS INC              COM            867914103      492    20,350 SH       SOLE                   20,350      0    0
TENET HEALTHCARE CORP         COM            88033G100      637   120,000 SH       SOLE                  120,000      0    0
TIME WARNER CABLE INC         COM            88732J207      755     9,267 SH       SOLE                    9,267      0    0
TITANIUM METALS CORP          COM            888339207      475    35,000 SH       SOLE                   35,000      0    0
UNIFIRST CORP MASS            COM            904708104    1,681    27,314 SH       SOLE                   27,314      0    0
UNITED PARCEL SERVICE INC     CL B           911312106      807    10,000 SH       SOLE                   10,000      0    0
UNITED TECHNOLOGIES CORP      COM            913017109      677     8,158 SH       SOLE                    8,158      0    0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209      604    21,825 SH       SOLE                   21,825      0    0
WALGREEN CO                   COM            931422109      612    18,286 SH       SOLE                   18,286      0    0
WELLS FARGO & CO NEW          COM            949746101    1,195    35,000 SH       SOLE                   35,000      0    0
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